Related Party Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Purchases of services from related parties	€ (5,732)	€ (8,260)	€ (9,216)
Receivables from related parties at reported period	0	214	592
Payables to related parties at reported period	382	223	162
BW Group Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(5,455)	(7,121)	(9,199)
Payables to related parties at reported period	306	181	10
Scorpio Holdings Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(277)	(1,139)	(17)
Receivables from related parties at reported period	0	214	592
Payables to related parties at reported period	€ 76	€ 42	€ 152